Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets
Cash and cash equivalents	$ 926.1	$ 946.5
Restricted funds for subscription receipts deposit	700.1	0.0
Accounts receivable	518.6	566.1
Contract assets	461.9	569.3
Inventories	647.8	616.2
Prepayments	52.1	55.1
Income taxes recoverable	39.8	30.4
Derivative financial assets	32.2	25.0
Total current assets	3,378.6	2,808.6
Property, plant and equipment	1,969.4	2,154.0
Right-of-use assets	308.5	395.9
Intangible assets	2,055.8	2,056.5
Investment in equity accounted investees	422.2	460.6
Deferred tax assets	104.9	84.5
Derivative financial assets	13.2	13.1
Other non-current assets	495.8	510.4
Total assets	8,748.4	8,483.6
Liabilities and equity
Accounts payable and accrued liabilities	945.6	934.4
Provisions	52.6	29.2
Income taxes payable	16.2	26.4
Contract liabilities	674.7	746.2
Current portion of long-term debt	216.3	206.2
Liabilities for subscription receipts	714.1	0.0
Derivative financial liabilities	13.8	119.9
Total current liabilities	2,633.3	2,062.3
Provisions	30.9	28.6
Long-term debt	2,135.2	3,106.0
Royalty obligations	141.8	141.1
Employee benefits obligations	222.2	212.8
Deferred tax liabilities	123.5	150.6
Derivative financial liabilities	3.1	12.8
Other non-current liabilities	245.6	191.1
Total liabilities	5,535.6	5,905.3
Equity
Share capital	1,516.2	679.5
Contributed surplus	22.5	26.9
Accumulated other comprehensive income	58.1	193.2
Retained earnings	1,543.7	1,590.1
Equity attributable to equity holders of the Company	3,140.5	2,489.7
Non-controlling interests	72.3	88.6
Total equity	3,212.8	2,578.3
Total liabilities and equity	$ 8,748.4	$ 8,483.6